SCHEDULE OF ESTIMATED FUTURE AMORTIZATION (Details) - USD ($)	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 5,780
2025		5,780
2026		5,780
2027		5,780
2028		5,780
Thereafter		72,381
Total	$ 1,000	$ 101,281	$ 4,842,856